Provisions - Provisions for Judicial Proceedings (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions	€ 2,316	€ 3,138
Current (see Note 15)	466	901
Non-current (see Note 12)	1,850	2,237
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	1,247	1,379
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	898	1,072
Telefónica Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	348	440	€ 902
Telefónica Brazil | Labor claims
Disclosure of other provisions [line items]
Other provisions	121	176
Telefónica Brazil | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	176	226
Telefónica Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	253	230
Telefónica Brazil | Judicial Proceedings
Disclosure of other provisions [line items]
Other provisions	811	881
Current (see Note 15)	61	71
Non-current (see Note 12)	750	810
Telefónica Brazil | Judicial Proceedings | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	443	435
Telefónica Brazil | Judicial Proceedings | Labor claims
Disclosure of other provisions [line items]
Other provisions	70	118
Telefónica Brazil | Judicial Proceedings | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	232	262
Telefónica Brazil | Judicial Proceedings | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	58	47
Telefónica Brazil | Judicial Proceedings | Garnishments
Disclosure of other provisions [line items]
Other provisions	€ 8	€ 19